ING EQUITY TRUST

ING SmallCap Value Multi-Manager Fund

(“Fund”)

Supplement dated April 8, 2009

to the Fund’s Class A, Class B and Class C Prospectus and

Class I, Class Q and Class W Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated September 30, 2008

Effective February 27, 2009, Craig Stone replaced Sandi L. Gleason as a co-portfolio manager to the Fund.

The Prospectuses are hereby revised as follows:

1.               The sixth paragraph under the section entitled “Management of the Funds – Adviser and Sub-Advisers – ING SmallCap Value Multi-Manager Fund – Kayne Anderson Rudnick Investment Management, LLC” on page 40 of the Class A, Class B and Class C Prospectus and on page 35 of the Class I, Class Q and Class W Prospectus is hereby deleted in its entirety and replaced with the following:

Craig Stone, CFA, has been a co-portfolio manager of the Fund’s assets allocated to Kayne Anderson Rudnick since February 2009.  Mr. Stone is a portfolio manager and senior research analyst with primary responsibilities for the capital-goods and energy sectors.  He has approximately 19 years of equity research experience.  Before joining Kayne Anderson Rudnick in 2000, Mr. Stone was a Portfolio Manager at Doheny Asset Management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING SmallCap Value Multi-Manager Fund

(“Fund”)

Supplement dated April 8, 2009

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class W

and Class Q Shares Statement of Additional Information (“SAI”)

dated September 30, 2008

Effective February 27, 2009, Craig Stone replaced Sandi L. Gleason as a co-portfolio manager to the Fund.

The SAI is hereby revised as follows:

1.               All references to Sandi L. Gleason as a co-portfolio manager to the Fund are hereby deleted and replaced with Craig Stone.

2.               The table entitled “Other Accounts Managed” in the section entitled “Portfolio Managers – SmallCap Value Multi-Manager Fund – Kayne Anderson Rudnick Investment Management, LLC” beginning on page 120 of the SAI and the table entitled “Ownership of Securities” in the section entitled “Portfolio Managers – SmallCap Value Multi-Manager Fund” on page 122 of the SAI are hereby amended to include the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts *	Total Assets
Craig Stone(1)	4	102.10	0	0	5,269	459.30

* There were no accounts for which an advisory fee is based on performance

(1) The information is as of February 28, 2009.

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Craig Stone(1)	None

(1) The information is as of February 28, 2009.

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